Property, plant and equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
HMH Holding BV And Subsidiaries [Member]
Property, Plant, and Equipment [Line Items]
Depreciation expense	$ 18.1	$ 18.7